CONSOLIDATED STATEMENTS OF FINANCIAL POSITION - USD ($)	Dec. 31, 2025	Dec. 31, 2024
Non-current assets
Goodwill	$ 0	$ 0
Exploration and evaluation assets and mining data	140,986,596	117,577,523
Patents	706,748	674,336
Other intangible assets	168,438	215,484
Property and equipment	4,316,306	5,287,258
Right-of-use assets	2,124,998	1,239,679
Total non-current assets	148,303,086	124,994,280
Current assets
Inventories	58,017	162,004
Deferred financing costs	5,218,063	0
Trade and other receivables	2,028,267	2,115,114
Related party receivable	0	98,133
Cash and cash equivalents	20,144,250	29,283,942
Total current assets	27,448,597	31,659,193
Total assets	175,751,683	156,653,473
Equity
Share capital	8,380	7,913
Share premium	190,216,537	185,070,706
Shared based payment reserve	278,038,156	275,917,120
Warrant reserves	20,667,152	15,017,257
Other reserves	52,556,433	67,732,147
Foreign currency translation reserve	162,526	(15,058)
Redemption reserve	280,808	280,808
Accumulated deficit	(468,098,277)	(454,470,401)
Total shareholders’ equity	73,831,715	89,540,492
Non-controlling interests	(998,960)	9,786,509
Total equity	72,832,755	99,327,001
Non-current liabilities
Lease liabilities	1,122,836	801,048
Deferred tax	303,749	529,018
Senior secured bridge loan facility	16,677,872	0
Deferred consideration	25,734,073	0
Total non-current liabilities	43,838,530	1,330,066
Current liabilities
Lease liabilities	931,364	617,648
Trade and other payables	3,762,481	4,815,559
Provisions	3,672,876	3,434,062
Convertible debentures	34,521,935	26,235,808
Embedded derivative	5,153,000	20,768,000
Related party payables	88,742	125,329
Warrant liability	10,950,000	0
Total current liabilities	59,080,398	55,996,406
Total liabilities	102,918,928	57,326,472
Total equity and liabilities	$ 175,751,683	$ 156,653,473